Summary of Significant Accounting Polices - Summary of Movement of Allowance for Credit Losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reversals/(Provisions)	¥ 17	$ 2	¥ (7,344)	¥ (2,649)
Gain on deconsolidation of a subsidiary	36,909	$ 5,351	0	0
Accounting Standards Update 2016-13 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of year	(13,556)		(6,373)	(30,605)
Cumulative effect of adoption of new accounting standard	0		0	(1,707)
Reversals/(Provisions)	17		(7,344)	(2,649)
Write-offs	16		161	28,588
Gain on deconsolidation of a subsidiary	851		0	0
Balance at the end of year	¥ (12,672)		¥ (13,556)	¥ (6,373)